MERRILL LYNCH TEXAS MUNICIPAL BOND FUND OF
               MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST

                 SUPPLEMENT DATED SEPTEMBER 25, 1997 TO THE
         STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 15, 1996

     The name and biography of the portfolio manager of the Fund, which is listed under "Management of the Trust -- Trustees and Officers," is revised as follows:

     THEODORE R. JAECKEL, JR. (38) -- Vice President and Portfolio Manager
(1)(2) -- Director of MLAM since 1997 and Vice President thereof from 1991 to 1997.

Code #13967-1196ALL